Consolidated statement of financial position - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Property, plant and equipment	R 334,038	R 294,120
Intangible assets	898,527	881,900
Finance lease receivable	0	22
Deferred tax assets	40,717	28,130
Total non-current assets	1,273,282	1,204,172
Current assets
Assets classified as held for sale	17,058	0
Inventory	57,013	26,449
Trade and other receivables	286,406	260,576
Finance lease receivable	0	140
Taxation	30,373	26,302
Restricted cash	20,935	13,268
Cash and cash equivalents	308,258	375,782
Total current assets	720,043	702,517
Total assets	1,993,325	1,906,689
EQUITY
Stated capital	846,405	854,345
Other reserves	(51,614)	(4,370)
Retained earnings	722,380	594,514
Equity attributable to owners of the parent	1,517,171	1,444,489
Non-controlling interest	10	(1,558)
Total equity	1,517,181	1,442,931
Non-current liabilities
Deferred tax liabilities	82,658	100,067
Provisions	2,132	1,833
Total non-current liabilities	84,790	101,900
Current liabilities
Trade and other payables	350,519	309,110
Taxation	2,832	4,521
Provisions	20,283	28,778
Bank overdraft	17,720	19,449
Total current liabilities	391,354	361,858
Total liabilities	476,144	463,758
Total equity and liabilities	R 1,993,325	R 1,906,689